Condensed individual financial information of Companhia Paranaense de Energia - Copel (Details 6) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Dividends receivable	R$ 1,942,406	R$ 824,143
Companhia Paranaense De Energia Copel [Member]
IfrsStatementLineItems [Line Items]
Dividends receivable	1,942,406	824,143
Copel Geracaoe Transmissao [Member] | Companhia Paranaense De Energia Copel [Member]
IfrsStatementLineItems [Line Items]
Dividends receivable	1,274,433	372,899
Copel Distribuicao [Member] | Companhia Paranaense De Energia Copel [Member]
IfrsStatementLineItems [Line Items]
Dividends receivable	460,904	265,574
Copel Comercializacao [Member] | Companhia Paranaense De Energia Copel [Member]
IfrsStatementLineItems [Line Items]
Dividends receivable	185,341	39,626
Compagas [Member] | Companhia Paranaense De Energia Copel [Member]
IfrsStatementLineItems [Line Items]
Dividends receivable	12,400	136,246
U E G Araucaria [Member] | Companhia Paranaense De Energia Copel [Member]
IfrsStatementLineItems [Line Items]
Dividends receivable	8,756	7,746
Voltalia [Member] | Companhia Paranaense De Energia Copel [Member]
IfrsStatementLineItems [Line Items]
Dividends receivable		1,032
Dona Francisca [Member] | Companhia Paranaense De Energia Copel [Member]
IfrsStatementLineItems [Line Items]
Dividends receivable	514	831
Solar Parana [Member] | Companhia Paranaense De Energia Copel [Member]
IfrsStatementLineItems [Line Items]
Dividends receivable		48
Other Investments 1 [Member] | Companhia Paranaense De Energia Copel [Member]
IfrsStatementLineItems [Line Items]
Dividends receivable	R$ 58	R$ 141